UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Government Cash Reserves Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2019

Days	% of fund's investments 5/31/19
1 - 7	57.3
8 - 30	21.7
31 - 60	7.4
61 - 90	8.2
91 - 180	4.6
> 180	0.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
U.S. Treasury Debt	8.7%
U.S. Government Agency Debt	46.2%
Repurchase Agreements	47.5%
Net Other Assets (Liabilities)*	(2.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

5/31/19
Fidelity® Government Cash Reserves	2.09%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 8.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.7%
U.S. Treasury Bills
6/6/19 to 11/14/19	2.42 to 2.49 (b)%	$8,781,602	$8,735,801
U.S. Treasury Notes
7/31/19 to 4/30/20	2.32 to 2.48 (b)(c)	3,603,310	3,604,202
TOTAL U.S. TREASURY DEBT
(Cost $12,340,003)			12,340,003

U.S. Government Agency Debt - 46.2%
Federal Agencies - 46.2%
Fannie Mae
7/30/19 to 10/30/20	2.46 to 2.56 (c)(d)	1,429,820	1,429,824
Federal Farm Credit Bank
6/20/19 to 4/29/20	2.36 to 2.63 (c)(d)	334,365	334,361
Federal Home Loan Bank
6/3/19 to 3/12/21	2.26 to 2.52 (c)(e)	60,651,472	60,582,139
Freddie Mac
6/19/19 to 9/8/20	2.37 to 2.64 (c)	3,037,700	3,037,407
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $65,383,731)			65,383,731

U.S. Government Agency Repurchase Agreement - 21.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.5% dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) #	$12,780,954	$12,778,296
With:
Barclays Bank PLC at:
2.41%, dated:
5/24/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $368,466,503, 4.00% - 5.00%, 11/1/48 - 5/1/49)	361,677	361,000
5/28/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $368,265,861, 4.00% - 5.00%, 7/1/48 - 11/1/48)	361,625	360,900
5/29/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $367,220,876, 3.50% - 4.00%, 7/1/48 - 5/1/49)	360,623	359,900
2.44%, dated 5/8/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $302,349,871, 3.50% - 4.00%, 9/20/47 - 4/20/49)	296,562	295,900
BMO Capital Markets Corp. at:
2.41%, dated 5/29/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $91,830,728, 0.00% - 7.49%, 8/28/19 - 4/20/69)	90,181	90,000
2.42%, dated 5/30/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $91,824,684, 2.75% - 8.50%, 1/1/20 - 4/20/69)	90,175	90,000
BMO Harris Bank NA at:
2.4%, dated 5/24/19 due 6/7/19
(Collateralized by U.S. Government Obligations valued at $183,722,401, 2.47% - 5.00%, 7/1/23 - 2/20/69)	180,372	180,000
(Collateralized by U.S. Government Obligations valued at $183,722,400, 2.18% - 6.50%, 8/1/20 - 5/1/49)	180,372	180,000
2.41%, dated 5/29/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $183,661,455, 2.18% - 6.50%, 3/1/24 - 3/1/49)	180,362	180,000
2.42%, dated 5/22/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $184,768,927, 1.43% - 5.50%, 10/29/19 - 11/20/68)	181,657	181,000
BNP Paribas, SA at:
2.43%, dated:
5/6/19 due 6/5/19 (Collateralized by U.S. Government Obligations valued at $247,057,970, 0.00% - 6.63%, 8/15/19 - 5/15/49)	241,488	241,000
5/7/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $285,509,510, 0.00% - 8.13%, 2/15/20 - 4/1/49)	278,563	278,000
5/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $359,653,453, 0.00% - 6.63%, 6/12/19 - 1/20/49)	351,506	349,900
5/23/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $353,217,966, 0.00% - 6.63%, 6/12/19 - 4/1/49)	346,490	345,000
2.44%, dated:
5/3/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $382,577,937, 0.00% - 5.63%, 10/10/19 - 2/20/49)	374,169	371,900
5/21/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $355,211,540, 0.00% - 8.50%, 2/15/20 - 5/15/49)	348,111	346,000
2.46%, dated:
4/18/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $37,896,665, 0.00% - 7.25%, 6/12/19 - 3/20/49)	37,233	37,000
4/22/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $359,601,704, 0.00% - 8.50%, 6/12/19 - 4/1/49)	353,082	350,900
BofA Securities, Inc. at:
2.42%, dated 5/17/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $355,365,640, 3.50% - 4.50%, 4/1/44 - 6/1/49)	348,725	348,000
2.43%, dated 5/3/19 due 6/5/19 (Collateralized by U.S. Government Obligations valued at $759,445,822, 2.32% - 5.04%, 4/1/27 - 9/1/51)	744,655	743,000
CIBC Bank U.S.A. at:
2.41%, dated 5/22/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $184,666,230, 3.50% - 4.50%, 6/1/44 - 1/1/49)	181,590	180,900
2.43%, dated:
4/11/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $74,726,381, 3.50% - 5.00%, 12/1/42 - 3/1/49)	73,468	73,000
4/12/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $132,966,775, 2.00% - 5.00%, 11/30/22 - 5/1/49)	130,724	129,900
4/16/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $218,884,897, 3.00% - 5.00%, 10/1/28 - 5/1/49)	215,199	213,900
Citibank NA at:
2.46%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $69,676,358, 0.00% - 8.13%, 12/13/19 - 4/1/49)	68,033	68,000
2.47%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $421,219,099, 0.00% - 8.75%, 7/11/19 - 11/15/48)	412,198	412,000
Deutsche Bank AG, New York at 2.52%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations valued at $91,689,251, 3.75%, 11/15/46)	89,019	89,000
HSBC Securities, Inc. at 2.49%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Government Obligations valued at $474,431,223, 3.00% - 5.50%, 7/1/26 - 3/1/56)	465,225	465,000
ING Financial Markets LLC at:
2.46%, dated:
5/7/19 due 7/10/19 (Collateralized by U.S. Government Obligations valued at $189,048,152, 3.00% - 4.50%, 2/1/31 - 2/1/49)	185,809	185,000
5/31/19 due 8/29/19 (Collateralized by U.S. Government Obligations valued at $183,637,639, 2.50% - 6.00%, 10/1/24 - 5/1/58)	181,107	180,000
2.47%, dated 5/10/19 due 8/8/19 (Collateralized by U.S. Government Obligations valued at $93,994,524, 3.00% - 4.00%, 2/1/43 - 5/1/58)	92,568	92,000
2.48%, dated:
5/16/19 due 8/13/19 (Collateralized by U.S. Government Obligations valued at $112,339,128, 1.88% - 5.00%, 8/31/24 - 7/1/56)	110,674	110,000
5/17/19 due 8/13/19 (Collateralized by U.S. Government Obligations valued at $185,857,405, 2.50% - 5.00%, 10/1/27 - 6/1/56)	183,103	182,000
5/28/19 due 6/4/19 (Collateralized by U.S. Government Obligations valued at $97,960,474, 3.50% - 4.00%, 3/1/34 - 5/1/58)	96,046	96,000
2.49%, dated:
4/10/19 due 7/9/19 (Collateralized by U.S. Government Obligations valued at $56,309,534, 3.50% - 4.00%, 3/1/34 - 7/1/56)	55,342	55,000
4/15/19 due 7/22/19 (Collateralized by U.S. Government Obligations valued at $57,313,589, 2.50% - 4.50%, 12/1/27 - 5/1/49)	56,380	56,000
4/18/19 due 7/22/19 (Collateralized by U.S. Government Obligations valued at $247,625,363, 2.50% - 5.00%, 10/1/27 - 5/1/58)	243,590	242,000
2.5%, dated 5/29/19 due 6/5/19 (Collateralized by U.S. Government Obligations valued at $111,218,604, 4.00% - 4.50%, 3/1/34 - 5/1/49)	109,053	109,000
2.51%, dated:
3/20/19 due 6/18/19
(Collateralized by U.S. Government Obligations valued at $187,636,077, 3.50% - 4.50%, 3/1/34 - 11/1/48)	184,148	183,000
(Collateralized by U.S. Government Obligations valued at $187,636,077, 3.50% - 4.50%, 3/1/34 - 1/1/49)	184,148	183,000
(Collateralized by U.S. Government Obligations valued at $131,242,720, 3.50% - 4.00%, 8/1/34 - 11/1/48)	128,803	128,000
3/21/19 due 6/19/19 (Collateralized by U.S. Government Obligations valued at $187,623,062, 2.91% - 5.50%, 12/1/25 - 7/1/56)	184,148	183,000
3/22/19 due 6/20/19 (Collateralized by U.S. Government Obligations valued at $150,703,154, 3.50% - 4.00%, 3/1/34 - 3/1/49)	147,922	147,000
J.P. Morgan Securities, LLC at:
2.47%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Government Obligations valued at $280,615,473, 2.50% - 6.00%, 11/1/25 - 7/1/48)	275,132	275,000
2.5%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Government Obligations valued at $893,768,200, 2.50% - 6.50%, 7/1/24 - 5/1/58)	876,426	876,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.43%, dated:
5/21/19 due 7/19/19 (Collateralized by U.S. Government Obligations valued at $184,782,004, 3.00% - 5.00%, 7/1/19 - 5/1/49)	181,721	181,000
5/28/19 due 7/29/19 (Collateralized by U.S. Government Obligations valued at $239,797,079, 2.00% - 5.00%, 4/1/24 - 2/1/49)	235,983	235,000
2.44%, dated:
5/15/19 due 7/15/19 (Collateralized by U.S. Government Obligations valued at $185,879,064, 2.00% - 5.82%, 7/1/23 - 4/1/49)	182,752	182,000
5/17/19 due 7/16/19 (Collateralized by U.S. Government Obligations valued at $240,997,363, 2.38% - 5.50%, 10/1/23 - 4/1/49)	236,960	236,000
2.45%, dated:
5/6/19 due 7/8/19 (Collateralized by U.S. Government Obligations valued at $208,476,508, 2.33% - 5.00%, 2/1/28 - 5/1/49)	204,875	204,000
5/8/19 due 7/10/19 (Collateralized by U.S. Government Obligations valued at $320,846,718, 2.50% - 5.11%, 2/1/21 - 5/1/49)	315,346	314,000
5/9/19 due 7/11/19 (Collateralized by U.S. Government Obligations valued at $264,629,473, 2.43% - 4.77%, 11/1/23 - 8/1/48)	260,110	259,000
2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations valued at $83,657,425, 2.40% - 5.60%, 8/1/20 - 7/1/48)	82,017	82,000
Morgan Stanley & Co., LLC at 2.51%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $1,121,214,510, 0.00% - 6.13%, 10/10/19 - 2/15/39)	1,099,230	1,099,000
MUFG Securities (Canada), Ltd. at 2.44%, dated:
5/13/19 due 7/12/19 (Collateralized by U.S. Government Obligations valued at $131,767,282, 5.00%, 3/1/49)	129,525	129,000
5/17/19 due 7/16/19 (Collateralized by U.S. Government Obligations valued at $56,164,641, 4.00% - 4.50%, 11/1/47 - 4/1/49)	55,224	55,000
RBC Dominion Securities at:
2.41%, dated:
5/22/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $553,182,033, 3.50% - 4.00%, 7/1/48 - 10/20/48)	543,750	541,900
5/28/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $368,551,289, 0.50% - 5.00%, 4/15/24 - 5/20/49)	362,398	360,900
2.42%, dated 5/17/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $266,786,258, 0.63% - 5.00%, 7/15/20 - 5/20/49)	261,544	261,000
RBC Financial Group at:
2.41%, dated 5/29/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $353,159,107, 2.17% - 8.00%, 7/1/26 - 6/1/51)	346,695	346,000
2.43%, dated 5/13/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $715,931,273, 2.50% - 6.50%, 12/1/26 - 6/1/49)	702,735	699,900
2.44%, dated:
4/15/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $237,582,079, 2.23% - 6.50%, 12/1/26 - 6/1/51)	233,384	232,000
4/22/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $1,093,483,948, 2.00% - 7.00%, 10/1/22 - 2/1/57)	1,073,347	1,069,000
4/24/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $170,847,413, 2.35% - 6.96%, 11/1/26 - 6/1/51)	167,690	167,000
Sumitomo Mitsui Trust Bank Ltd. at 2.52%, dated:
5/21/19 due 6/4/19 (Collateralized by U.S. Government Obligations valued at $119,796,289, 3.00%, 1/1/47)	117,115	117,000
5/28/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $163,151,300, 3.50%, 1/1/48)	159,656	159,500
6/4/19 due 6/7/19(f)	116,114	116,000
TD Securities (U.S.A.) at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations valued at $223,426,538, 3.50% - 4.50%, 9/1/42 - 8/1/48)	219,046	219,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $30,646,596)		30,646,596

U.S. Treasury Repurchase Agreement - 25.8%
With:
Barclays Bank PLC at 2.41%, dated 5/15/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $503,499,686, 1.38% - 2.63%, 1/31/21 - 7/15/21)	493,990	493,000
Barclays Capital, Inc. at 2.48%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $156,084,501, 2.13%, 5/31/21)	153,032	153,000
BMO Harris Bank NA at:
2.41%, dated:
5/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $167,622,519, 7.88%, 2/15/21)	164,152	163,900
5/30/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $166,139,499, 3.50%, 5/15/20)	163,827	162,900
2.42%, dated:
4/24/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $86,233,809, 2.88% - 3.88%, 7/31/25 - 8/15/40)	84,322	84,000
6/3/19 due 6/7/19(g)	97,548	97,000
2.43%, dated:
4/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $171,515,527, 2.25% - 3.00%, 2/15/27 - 5/15/45)	167,936	167,000
4/18/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $277,888,308, 3.63%, 8/15/43)	269,835	269,000
2.44%, dated:
4/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $104,322,062, 2.50% - 3.00%, 2/15/46 - 2/15/47)	101,575	101,000
5/1/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $173,279,064, 2.88%, 5/15/43)	168,594	167,900
BNP Paribas, SA at:
2.41%, dated:
5/10/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $341,998,349, 2.13% - 6.13%, 5/15/25 - 8/15/48)	333,691	333,000
5/13/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $508,674,192, 1.25% - 7.25%, 5/31/21 - 2/15/46)	500,000	498,000
5/14/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $575,175,637, 0.00% - 6.38%, 7/18/19 - 5/15/47)	564,232	561,900
5/15/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $588,864,709, 1.13% - 3.75%, 4/30/20 - 2/15/44)	578,290	575,900
5/17/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $570,915,969, 0.00% - 8.13%, 1/2/20 - 8/15/46)	560,958	558,900
5/20/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $335,613,937, 2.00% - 4.38%, 1/31/23 - 2/15/46)	329,120	328,000
5/23/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $331,744,161, 0.00% - 5.00%, 9/12/19 - 5/15/49)	326,392	325,000
5/24/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $333,303,643, 0.00% - 6.88%, 7/18/19 - 11/15/47)	327,440	326,000
2.42%, dated:
5/6/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $274,180,227, 1.50% - 3.75%, 3/31/23 - 5/15/49)	268,540	268,000
5/9/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $340,412,866, 0.00% - 7.50%, 6/13/19 - 2/15/45)	334,343	333,000
5/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $199,060,535, 0.00% - 6.13%, 9/12/19 - 2/15/46)	196,180	195,000
2.43%, dated:
4/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $343,179,637, 2.00% - 6.13%, 1/15/22 - 2/15/47)	336,402	335,000
4/17/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $514,687,804, 0.00% - 6.13%, 1/2/20 - 11/15/46)	505,105	503,000
4/18/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $257,838,191, 0.00% - 7.63%, 4/23/20 - 11/15/46)	253,055	252,000
4/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $377,447,165, 2.00% - 3.00%, 1/15/21 - 11/15/46)	370,494	369,000
2.44%, dated:
4/15/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $684,646,366, 1.63% - 7.25%, 8/31/20 - 2/15/46)	673,126	669,000
4/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $342,709,461, 0.00% - 8.13%, 6/13/19 - 11/15/46)	336,966	334,900
4/17/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $566,978,642, 2.00% - 8.13%, 7/31/20 - 11/15/46)	557,316	553,900
4/18/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $259,759,055, 1.38% - 6.50%, 5/31/20 - 2/15/47)	253,554	252,000
4/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $398,873,847, 1.63% - 6.88%, 6/30/20 - 8/15/47)	391,399	389,000
4/26/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $342,603,440, 1.38% - 3.88%, 4/30/20 - 8/15/45)	336,362	335,000
4/29/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $172,149,239, 1.25% - 4.38%, 7/31/20 - 2/15/46)	168,683	168,000
5/1/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $171,871,751, 1.50% - 4.75%, 2/28/23 - 2/15/46)	168,594	167,900
5/2/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $220,048,550, 2.75% - 5.25%, 5/31/23 - 2/15/44)	214,885	214,000
2.45%, dated:
4/25/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $258,860,217, 2.00% - 4.38%, 3/31/21 - 8/15/43)	253,443	251,900
4/26/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $514,386,988, 1.50% - 4.38%, 7/31/22 - 2/15/46)	506,081	503,000
4/29/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $171,665,952, 0.00% - 3.13%, 7/18/19 - 11/15/45)	168,940	167,900
5/1/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $171,642,688, 0.00% - 4.38%, 6/20/19 - 11/15/45)	168,928	167,900
CIBC Bank U.S.A. at:
2.4%, dated 5/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $84,392,154, 1.88% - 6.25%, 7/31/22 - 2/15/48)	82,233	81,900
2.42%, dated:
4/12/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $68,601,627, 2.13% - 6.25%, 1/15/22 - 8/15/48)	67,401	67,000
4/15/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $171,644,397, 1.88% - 4.25%, 10/31/20 - 8/15/48)	167,988	167,000
2.43%, dated:
4/10/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $239,934,123, 0.00% - 4.50%, 11/7/19 - 8/15/48)	235,337	233,900
5/6/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $136,943,850, 1.63% - 3.63%, 10/31/20 - 8/15/48)	134,796	134,000
2.44%, dated 4/30/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $170,817,002, 0.00% - 3.75%, 11/7/19 - 5/15/48)	167,883	167,000
Commerz Markets LLC at:
2.5%, dated 5/29/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $355,184,964, 1.63% - 3.63%, 4/30/20 - 5/15/48)	348,169	348,000
2.52%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $355,342,841, 1.38% - 2.88%, 12/31/20 - 5/15/49)	348,171	348,000
2.57%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $2,165,194,814, 1.25% - 3.13%, 12/31/20 - 5/15/49)	2,122,454	2,122,000
Credit AG at:
2.4%, dated 5/28/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $169,387,798, 2.63%, 11/15/20)	166,332	166,000
2.42%, dated 5/9/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $340,230,845, 1.63% - 3.00%, 9/30/25 - 2/15/26)	334,365	333,000
2.45%, dated:
5/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $129,592,954, 2.75%, 7/31/23)	127,061	127,000
5/31/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $128,546,252, 2.75%, 7/31/23)	126,060	126,000
Deutsche Bank AG, New York at:
2.51%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $1,037,893,158, 1.88% - 2.88%, 2/28/22 - 5/15/43)	1,016,213	1,016,000
2.54%, dated 5/29/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $355,085,268, 1.63% - 2.63%, 1/31/23 - 5/15/26)	348,172	348,000
Deutsche Bank Securities, Inc. at 2.51%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $31,626,643, 2.00% - 2.88%, 7/31/22 - 11/15/26)	31,006	31,000
Fixed Income Clearing Corp. - BNYM at 2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $3,788,280,071, 1.38% - 3.63%, 3/31/20 - 2/15/46)	3,714,771	3,714,000
HSBC Securities, Inc. at:
2.48%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $511,160,846, 1.63% - 2.88%, 6/30/19 - 5/15/28)	501,242	501,000
2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $193,867,313, 2.50%, 12/31/20)	188,039	188,000
ING Financial Markets LLC at 2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $77,736,221, 1.50% - 1.88%, 4/30/22 - 8/15/26)	76,016	76,000
J.P. Morgan Securities, LLC at 2.5%, dated 5/31/19 due 6/3/19
(Collateralized by U.S. Treasury Obligations valued at $522,348,819, 0.00% - 8.75%, 11/21/19 - 8/15/28)	512,107	512,000
(Collateralized by U.S. Treasury Obligations valued at $37,747,887, 0.00% - 7.63%, 8/15/19 - 5/31/26)	37,008	37,000
(Collateralized by U.S. Treasury Obligations valued at $79,576,734, 1.38%, 9/30/23)	78,016	78,000
(Collateralized by U.S. Treasury Obligations valued at $106,102,111, 0.00% - 2.50%, 6/20/19 - 5/15/46)	104,022	104,000
Lloyds Bank PLC at 2.46%, dated:
4/24/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $171,764,824, 6.75%, 8/15/26)	168,700	168,000
5/7/19 due 7/8/19 (Collateralized by U.S. Treasury Obligations valued at $170,558,403, 1.00% - 6.75%, 11/30/19 - 8/15/26)	167,708	167,000
5/13/19 due:
7/12/19 (Collateralized by U.S. Treasury Obligations valued at $153,130,243, 1.00% - 6.75%, 11/30/19 - 8/15/26)	150,615	150,000
7/15/19 (Collateralized by U.S. Treasury Obligations valued at $170,552,737, 6.00%, 2/15/26)	167,719	167,000
5/20/19 due 7/19/19 (Collateralized by U.S. Treasury Obligations valued at $67,361,678, 6.00%, 2/15/26)	66,271	66,000
5/24/19 due 7/24/19 (Collateralized by U.S. Treasury Obligations valued at $83,704,419, 6.00%, 2/15/26)	82,342	82,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $82,637,220, 2.63% - 8.00%, 11/15/21 - 5/15/38)	81,017	81,000
Mizuho Securities U.S.A., Inc. at:
2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $1,659,523,772, 2.00% - 2.50%, 3/31/21 - 5/31/24)	1,627,339	1,627,000
2.55%, dated 5/30/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $127,665,089, 2.25% - 2.75%, 5/31/23 - 11/15/25)	125,035	125,000
Morgan Stanley & Co., LLC at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $256,073,338, 0.00% - 6.38%, 9/12/19 - 5/15/29)	251,052	251,000
MUFG Securities (Canada), Ltd. at:
2.42%, dated 5/29/19 due 7/30/19 (Collateralized by U.S. Treasury Obligations valued at $166,315,947, 2.75% - 3.63%, 2/15/20 - 9/30/25)	163,679	163,000
2.44%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $324,491,942, 1.13% - 2.75%, 1/31/21 - 11/30/24)	318,151	318,000
2.47%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $155,082,578, 1.63% - 2.50%, 7/31/20 - 2/29/24)	152,073	152,000
2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $1,120,192,392, 1.13% - 3.13%, 10/31/20 - 11/15/28)	1,098,228	1,098,000
MUFG Securities EMEA PLC at:
2.41%, dated 5/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $94,930,264, 2.75%, 4/30/23)	93,212	93,000
2.42%, dated:
5/6/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $85,797,716, 1.75% - 2.75%, 5/31/22 - 2/15/28)	84,169	84,000
5/20/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $33,573,831, 1.63% - 2.25%, 12/31/23 - 5/15/26)	33,026	32,900
2.43%, dated 4/24/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $88,940,314, 1.63%, 4/30/23)	87,253	87,000
2.44%, dated 5/20/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $107,154,084, 1.50% - 3.50%, 5/15/20 - 8/15/26)	105,114	105,000
2.46%, dated 5/29/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $260,066,225, 2.38% - 2.88%, 5/31/25 - 5/15/27)	255,122	255,000
2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $277,616,969, 2.63% - 3.13%, 12/31/23 - 5/15/48)	271,056	271,000
Natixis SA at:
2.42%, dated:
4/2/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $615,786,467, 0.00% - 3.75%, 5/21/20 - 5/15/46)	603,505	601,000
4/9/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $410,532,298, 0.00% - 6.00%, 5/21/20 - 2/15/28)	402,590	401,000
4/11/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $340,873,102, 0.00% - 3.75%, 5/21/20 - 2/15/46)	334,343	333,000
2.43%, dated 4/25/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $514,414,052, 0.00% - 4.75%, 11/15/19 - 2/15/46)	505,512	503,000
2.44%, dated 4/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $172,805,775, 0.00% - 6.13%, 2/15/20 - 2/15/47)	169,942	168,900
2.45%, dated 4/29/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $171,696,670, 0.00% - 6.13%, 5/21/20 - 5/15/46)	168,300	167,900
Norinchukin Bank at:
2.49%, dated:
5/17/19 due 8/16/19 (Collateralized by U.S. Treasury Obligations valued at $83,740,260, 2.63%, 11/15/20)	82,516	82,000
5/20/19 due 8/20/19 (Collateralized by U.S. Treasury Obligations valued at $167,443,960, 2.00%, 11/15/26)	165,044	164,000
2.5%, dated:
4/16/19 due 7/17/19 (Collateralized by U.S. Treasury Obligations valued at $68,568,899, 2.63%, 11/15/20)	67,428	67,000
4/17/19 due 7/19/19 (Collateralized by U.S. Treasury Obligations valued at $170,896,250, 3.63%, 2/15/20)	168,079	167,000
2.54%, dated:
2/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $236,173,867, 3.63%, 2/15/20)	231,558	230,000
3/4/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $169,383,908, 2.00%, 11/15/26)	166,083	165,000
3/18/19 due 6/18/19 (Collateralized by U.S. Treasury Obligations valued at $84,098,599, 2.63%, 11/15/20)	82,532	82,000
3/19/19 due 6/19/19 (Collateralized by U.S. Treasury Obligations valued at $85,118,098, 2.63%, 11/15/20)	83,539	83,000
3/22/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $170,193,044, 2.00% - 3.63%, 2/15/20 - 11/15/26)	167,101	166,000
RBC Dominion Securities at:
2.4%, dated 5/28/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $332,653,274, 1.13% - 4.50%, 12/31/19 - 11/15/48)	327,347	326,000
2.41%, dated:
5/17/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $168,566,419, 1.88% - 4.50%, 3/15/21 - 8/15/48)	165,342	165,000
5/20/19 due 6/7/19
(Collateralized by U.S. Treasury Obligations valued at $167,484,976, 1.38% - 4.50%, 3/31/20 - 11/15/48)	164,659	164,000
(Collateralized by U.S. Treasury Obligations valued at $167,545,346, 1.13% - 4.50%, 2/28/21 - 2/15/49)	164,692	164,000
(Collateralized by U.S. Treasury Obligations valued at $167,753,726, 1.13% - 4.50%, 8/15/20 - 2/15/47)	164,703	164,000
(Collateralized by U.S. Treasury Obligations valued at $117,307,872, 1.25% - 3.38%, 8/15/21 - 11/15/48)	115,400	114,900
2.44%, dated 5/2/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $189,010,289, 1.13% - 4.50%, 3/31/21 - 11/15/48)	185,301	184,900
RBC Financial Group at 2.43%, dated:
4/12/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $170,994,458, 1.50% - 8.50%, 2/15/20 - 11/15/47)	168,015	167,000
4/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $172,013,976, 1.50% - 8.50%, 2/15/20 - 11/15/48)	168,920	167,900
RBS Securities, Inc. at:
2.46%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $88,776,469, 1.88% - 2.50%, 12/31/19 - 2/15/22)	87,042	87,000
2.49%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $800,110,940, 1.38% - 3.13%, 5/31/20 - 2/15/45)	782,379	782,000
SMBC Nikko Securities America, Inc. at 2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $285,361,135, 1.63% - 7.88%, 7/31/20 - 2/15/27)	280,058	280,000
Societe Generale at:
2.42%, dated 5/24/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $130,006,412, 0.00% - 7.63%, 6/27/19 - 5/15/49)	127,120	127,000
2.43%, dated:
5/13/19 due 7/12/19 (Collateralized by U.S. Treasury Obligations valued at $502,128,301, 0.00% - 8.75%, 6/27/19 - 11/15/48)	492,989	491,000
5/17/19 due 6/17/19
(Collateralized by U.S. Treasury Obligations valued at $331,801,687, 0.00% - 5.38%, 6/27/19 - 11/15/46)	324,678	324,000
(Collateralized by U.S. Treasury Obligations valued at $165,440,421, 0.00% - 5.00%, 6/27/19 - 5/15/45)	162,339	162,000
2.45%, dated:
5/3/19 due 7/8/19 (Collateralized by U.S. Treasury Obligations valued at $339,666,286, 0.00% - 4.63%, 6/27/19 - 8/15/47)	332,487	331,000
5/28/19 due 6/4/19
(Collateralized by U.S. Treasury Obligations valued at $127,961,055, 0.00% - 3.63%, 6/27/19 - 11/15/48)	125,460	125,400
(Collateralized by U.S. Treasury Obligations valued at $259,303,001, 1.75% - 6.00%, 5/15/20 - 2/15/48)	254,121	254,000
(Collateralized by U.S. Treasury Obligations valued at $129,609,777, 1.50% - 6.25%, 11/30/22 - 11/15/44)	127,061	127,000
2.47%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $127,868,252, 0.00% - 3.00%, 6/27/19 - 2/15/47)	125,060	125,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $36,577,400)		36,577,400
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $144,947,730)		144,947,730
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(3,344,085)
NET ASSETS - 98%		$141,603,645

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, Barclay's Capital Inc. or J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $883,502,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $884,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

 (g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$12,778,296,000 due 6/03/19 at 2.50%
BNP Paribas, S.A.	$131,935
BNY Mellon Capital Markets LLC	565,322
Bank of America NA	1,081,870
Bank of Nova Scotia	132,008
Citibank NA	498,874
Credit Agricole CIB New York Branch	1,204,877
HSBC Securities (USA), Inc.	224,490
ING Financial Markets LLC	74,830
J.P. Morgan Securities, Inc.	1,535,045
Mizuho Securities USA, Inc.	735,652
Nomura Securities International	3,388,291
RBC Dominion Securities, Inc.	407,519
Royal Bank Of Canada New York Branch	263,871
Sumitomo Mitsui Banking Corp.	998,872
Wells Fargo Securities LLC	1,534,840
$12,778,296

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $67,223,996) — See accompanying schedule: Unaffiliated issuers (cost $144,947,730)		$144,947,730
Receivable for fund shares sold		2,600,825
Interest receivable		159,368
Prepaid expenses		32
Other receivables		2,225
Total assets		147,710,180
Liabilities
Payable for investments purchased
Regular delivery	$2,556,700
Delayed delivery	180,900
Payable for fund shares redeemed	2,400,281
Distributions payable	38,558
Accrued management fee	20,443
Payable for reverse repurchase agreement	884,000
Other affiliated payables	23,086
Other payables and accrued expenses	2,567
Total liabilities		6,106,535
Net Assets		$141,603,645
Net Assets consist of:
Paid in capital		$141,603,369
Total distributable earnings (loss)		276
Net Assets, for 141,564,341 shares outstanding		$141,603,645
Net Asset Value, offering price and redemption price per share ($141,603,645 ÷ 141,564,341 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Interest		$1,746,051
Expenses
Management fee	$124,661
Transfer agent fees	137,128
Accounting fees and expenses	1,835
Custodian fees and expenses	436
Independent trustees' fees and expenses	300
Registration fees	2,229
Audit	29
Legal	115
Interest	1,135
Miscellaneous	314
Total expenses before reductions	268,182
Expense reductions	(355)
Total expenses after reductions		267,827
Net investment income (loss)		1,478,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		358
Total net realized gain (loss)		358
Net increase in net assets resulting from operations		$1,478,582

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,478,224	$1,884,419
Net realized gain (loss)	358	150
Net increase in net assets resulting from operations	1,478,582	1,884,569
Distributions to shareholders	(1,478,218)	(1,884,432)
Share transactions
Proceeds from sales of shares	299,056,118	543,255,233
Reinvestment of distributions	1,251,447	1,637,262
Cost of shares redeemed	(296,493,402)	(540,958,674)
Net increase (decrease) in net assets and shares resulting from share transactions	3,814,163	3,933,821
Total increase (decrease) in net assets	3,814,527	3,933,958
Net Assets
Beginning of period	137,789,118	133,855,160
End of period	$141,603,645	$137,789,118
Other Information
Shares
Sold	299,056,118	543,255,233
Issued in reinvestment of distributions	1,251,447	1,637,262
Redeemed	(296,493,402)	(540,958,674)
Net increase (decrease)	3,814,163	3,933,821

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Cash Reserves

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.014	.005	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.014	.005	.001	–A	–A
Distributions from net investment income	(.010)	(.014)	(.005)	(.001)	–A	–A
Total distributions	(.010)	(.014)	(.005)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.04%	1.43%	.50%	.08%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.38%E	.38%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.38%E	.38%	.37%	.35%	.26%	.24%
Expenses net of all reductions	.38%E	.38%	.37%	.35%	.26%	.24%
Net investment income (loss)	2.08%E	1.42%	.50%	.08%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$141,604	$137,789	$133,855	$138,117	$115,090	$113,943

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $2,225 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$144,947,730

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(39)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $120,490 and the weighted average interest rate was 2.49% with payments included in the Statement of Operations as a component of interest expense.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $49,929 or an annualized rate of .07% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .18% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $355.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.38%	$1,000.00	$1,010.40	$1.90
Hypothetical-C		$1,000.00	$1,023.04	$1.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

CAS-SANN-0719
1.704549.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 24, 2019